Accounting policies - Additional Information (Detail) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Sep. 30, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Nov. 30, 2023 EUR (€)	Dec. 31, 2022 USD ($)
Accounting policies [line items]
Depreciation method, property, plant and equipment	All depreciation is charged on a straight-line basis.
Payment terms of trade receivables	30 days
Outstanding letters of credit	$ 84			$ 68
2028 [member]
Accounting policies [line items]
Revolving credit facility exercised	$ 1,350
EUR500m 1.625% bonds 2024 [member]
Accounting policies [line items]
Notional amount | €		€ 500
Amount of debt under consideration | €		300
EUR600m 4.375% bonds 2029 [member]
Accounting policies [line items]
Notional amount | €		€ 600	€ 750		€ 600
Intercontinental Hotels Boston [Member]
Accounting policies [line items]
Percentage of margin before the asset gets impaired fully	25.00%
Loyalty programme liability [member]
Accounting policies [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, liabilities	$ 86
Loyalty programme liability [member] | System Fund [member]
Accounting policies [line items]
Deferred revenue	$ 1,653			$ 1,529		$ 1,411
Buildings [member]
Accounting policies [line items]
Estimated useful lives	50 years
Software [member]
Accounting policies [line items]
Amortisation method, intangible assets other than goodwill	straight-line basis
Bottom of range [member] | Fixtures, fittings and equipment [member]
Accounting policies [line items]
Estimated useful lives	3 years
Bottom of range [member] | Software [member]
Accounting policies [line items]
Estimated useful lives	3 years
Bottom of range [member] | Software [member] | Guest Reservation System [member]
Accounting policies [line items]
Estimated useful lives	7 years
Top of range [member] | Fixtures, fittings and equipment [member]
Accounting policies [line items]
Estimated useful lives	25 years
Top of range [member] | Software [member]
Accounting policies [line items]
Estimated useful lives	5 years
Top of range [member] | Software [member] | Guest Reservation System [member]
Accounting policies [line items]
Estimated useful lives	10 years